Income Tax (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current tax expense (income)	$ (2,886)	$ (6,625)	$ (17,969)	$ (11,984)
Current tax expense (income) and adjustments for current tax of prior periods	(2,886)	(6,625)	(17,969)	(11,984)
(Decrease)/Increase in deferred income tax assets	(6,078)	493	(3,493)	594
(Decrease)/Increase in deferred income tax liabilities	(1,249)	(2,056)	(3,360)	(2,060)
Deferred tax expense (income)	(7,327)	(1,563)	(6,853)	(1,466)
Tax income (expense)	$ (10,213)	$ (8,188)	$ (24,822)	$ (13,450)